Disclosure of components of deferred income tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Stream interests	$ 7,793	$ 0
Share and debt issue expense	2,286	3,824	$ 2,829
Deferred and restricted share units	2,032	1,562
Non-capital losses	1,015	0	8,475
Other assets	223	25	904
Royalty interests and exploration and evaluation assets	0	2,567	5,618
Deferred tax assets	13,349	7,978
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(123,772)	(118,306)	(127,814)
Investments	(10,054)	(8,051)	0
Convertible debt	(6,047)	(975)
Other liabilities	(238)	(598)	0
Net deferred tax liabilities	(140,111)	(127,930)
Total deferred tax assets and liabilities	$ (126,762)	$ (119,952)	$ (109,988)